Fair Value Measurements - Fair Value Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	$ 1,922,894,000	$ 2,380,563,000
Total Financial Assets	3,364,450,000	4,017,983,000
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,922,894,000	2,380,563,000
Interest rate contracts	20,895,000	11,879,000
Total Financial Assets	1,943,789,000	2,392,442,000
Total Financial Liabilities	55,554,000	27,400,000
Level 1 to level 2 transfers	0	0
Level 2 to level 1 transfers	0	0
Level 1 to level 3 transfers	0	0
Level 3 to level 1 transfers	0	0
Level 2 to level 3 transfers	0	0
Level 3 to level 2 transfers	0	0
Fair Value, Measurements, Recurring | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	20,895,000	11,879,000
Fair Value, Measurements, Recurring | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	3,312,000	966,000
Fair Value, Measurements, Recurring | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	31,347,000	14,555,000
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	101,824,000	101,952,000
Interest rate contracts	0
Total Financial Assets	101,824,000	101,952,000
Total Financial Liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	1,821,070,000	2,278,611,000
Interest rate contracts	20,895,000	11,879,000
Total Financial Assets	1,841,965,000	2,290,490,000
Total Financial Liabilities	55,554,000	27,400,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	20,895,000	11,879,000
Fair Value, Measurements, Recurring | Level 2 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	3,312,000	966,000
Fair Value, Measurements, Recurring | Level 2 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	31,347,000	14,555,000
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Interest rate contracts	0	0
Total Financial Assets	0	0
Total Financial Liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Interest rate contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Commercial loan hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Long term borrowing hedge
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	0	0
Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	101,824,000	101,952,000
Equity securities | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	101,824,000	101,952,000
Equity securities | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Equity securities | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
U.S. government and agency securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	259,351,000	482,464,000
U.S. government and agency securities | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
U.S. government and agency securities | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	259,351,000	482,464,000
U.S. government and agency securities | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Municipal bonds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	27,670,000	27,123,000
Municipal bonds | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Municipal bonds | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	27,670,000	27,123,000
Municipal bonds | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	461,138,000	505,800,000
Corporate debt securities | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	461,138,000	505,800,000
Corporate debt securities | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Agency pass through mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	993,041,000	0
Agency pass through mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0
Agency pass through mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	993,041,000
Agency pass through mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0
Other commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	79,870,000	1,160,518,000
Other commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Other commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	79,870,000	1,160,518,000
Other commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Other debt securites | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	102,706,000
Other debt securites | Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	0
Other debt securites | Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	0	102,706,000
Other debt securites | Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, at fair value	$ 0	$ 0